Income tax - Factors affecting tax charge/credit for the year (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Factors affecting tax charge/credit for the year
Profit / (Loss) from continuing operations				$ (74,049)	$ 53,408	$ (271,729)
Tax at the applicable rate of 19% (2022 - 19%, 2021 - 19%)				(16,291)	10,148	(51,629)
Disallowable expenditure				238	318	755
Difference in tax rate between UK and other jurisdictions				(344)	668
Fixed asset timing differences				23
Other differences				38	6
Unutilised losses						3,103
Difference in rates between current and deferred tax				(1,490)	(1,527)
Unutilised tax losses on which deferred tax is not recognised				13,267	8,517	1,991
Deferred tax not recognised in respect of share options				4,559	4,176
R&D tax credit				141		33
Additional deduction for R&D						(1,105)
Remeasurement of R&D						(1,322)
Fair valuation of warrants					$ (22,305)	18,637
Reverse acquisition expense						$ 29,537
Income tax				$ 141
Applicable rate	25.00%	19.00%		22.00%	19.00%	19.00%
Forecast [Member]
Factors affecting tax charge/credit for the year
Applicable rate			25.00%